ROPES & GRAY LLP
PRUDENTIAL TOWER
800 BOYLSTON STREET
BOSTON, MA 02199-3600
WWW.ROPESGRAY.COM

January 30, 2019
Kathleen M. Nichols
T +1 617 854 2418
Kathleen.Nichols@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:                 PNC Funds (the “Trust”) (Registration Nos. 811-04416 and 033-00488)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the Prospectus and Statement of Additional Information for Class R6 shares of PNC International Growth Fund and PNC Emerging Markets Equity Fund that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 142 to the Trust’s Registration Statement under the Securities Act and Amendment No. 143 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 142/143”), as filed electronically with the Commission on January 28, 2019.  Amendment No. 142/143 became effective on January 29, 2019.

Please direct any questions regarding this filing to me at (617) 854-2418.  Thank you for your attention in this matter.

Sincerely,

/s/ Kathleen M. Nichols
Kathleen M. Nichols

cc:                                Ryan J. Frampton

Jeremy C. Smith, Esq.